Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	CARILLON SERIES TRUST
Entity Central Index Key	0000897111
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class A
Trading Symbol	BERAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$21*	1.20%
[1]
Expenses Paid, Amount	$ 21	[1]
Expense Ratio, Percent	1.20%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 25,588,597
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
[2]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class C
Trading Symbol	BERBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$34*	1.95%
[3]
Expenses Paid, Amount	$ 34	[3]
Expense Ratio, Percent	1.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 25,588,597
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
[4]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class I
Trading Symbol	BERCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 25,588,597
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
[5]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Mid Cap Value Fund
Class Name	Class R-6
Trading Symbol	BERDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Mid Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$14*	0.80%
[6]
Expenses Paid, Amount	$ 14	[6]
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 25,588,597
Holdings Count | $ / shares	42
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$25,588,597
Number of Holdings	42

Portfolio Turnover	32%

Holdings [Text Block]

Top 10 Issuers	(%)
Gates Industrial Corp. PLC	3.9%
Expedia Group, Inc.	3.5%
Public Service Enterprise Group, Inc.	3.4%
Littelfuse, Inc.	3.3%
L3Harris Technologies, Inc.	3.1%
Restaurant Brands International, Inc.	3.0%
Jones Lang LaSalle, Inc.	2.9%
The Hanover Insurance Group, Inc.	2.9%
FMC Corp.	2.9%
Avantor, Inc.	2.9%

Top Sectors*	(%)
Industrials	18.3%
Financials	14.6%
Real Estate	11.1%
Consumer Discretionary	8.9%
Health Care	8.9%
Utilities	8.1%
Information Technology	7.7%
Consumer Staples	6.0%
Materials	5.7%
Cash & Other	10.7%
[7]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Mid Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class A
Trading Symbol	CWSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$25*	1.35%
[8]
Expenses Paid, Amount	$ 25	[8]
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 19,580,778
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
[9]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class C
Trading Symbol	CWSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$38*	2.10%
[10]
Expenses Paid, Amount	$ 38	[10]
Expense Ratio, Percent	2.10%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 19,580,778
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
[11]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class I
Trading Symbol	CWSGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$57	1.05%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 19,580,778
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
[12]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	CWSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$17*	0.95%
[13]
Expenses Paid, Amount	$ 17	[13]
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 19,580,778
Holdings Count | $ / shares	94
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$19,580,778
Number of Holdings	94

Portfolio Turnover	24%

Holdings [Text Block]

Top 10 Issuers	(%)
FTAI Aviation Ltd.	3.1%
Merit Medical Systems, Inc.	3.0%
Natera, Inc.	3.0%
Comfort Systems USA, Inc.	2.8%
ADMA Biologics, Inc.	2.5%
MACOM Technology Solutions Holdings, Inc.	2.4%
Nutanix, Inc.	2.4%
Rambus, Inc.	2.0%
Tenet Healthcare Corp.	2.0%
elf Beauty, Inc.	2.0%

Top Sectors*	(%)
Health Care	24.1%
Industrials	22.5%
Information Technology	17.6%
Consumer Discretionary	10.7%
Financials	5.9%
Energy	4.4%
Consumer Staples	3.1%
Materials	2.1%
Real Estate	1.9%
Cash & Other	7.7%
[14]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Growth Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class A
Trading Symbol	CWSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$24*	1.35%
[15]
Expenses Paid, Amount	$ 24	[15]
Expense Ratio, Percent	1.35%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 75,186,078
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
[16]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class C
Trading Symbol	CWSHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$38*	2.10%
[17]
Expenses Paid, Amount	$ 38	[17]
Expense Ratio, Percent	2.10%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 75,186,078
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
[18]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class I
Trading Symbol	CWSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 75,186,078
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
[19]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Small Cap Value Fund
Class Name	Class R-6
Trading Symbol	CWSWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Small Cap Value Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$17*	0.95%
[20]
Expenses Paid, Amount	$ 17	[20]
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 75,186,078
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$75,186,078
Number of Holdings	72

Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
Six Flags Entertainment Corp.	2.2%
Minerals Technologies, Inc.	2.2%
Kemper Corp.	2.1%
Cinemark Holdings, Inc.	2.1%
Ichor Holdings Ltd.	2.0%
ChampionX Corp.	1.9%
PNM Resources, Inc.	1.9%
CTS Corp.	1.9%
Old National Bancorp	1.9%
Cactus, Inc.	1.9%

Top Sectors*	(%)
Financials	22.1%
Industrials	15.7%
Information Technology	10.3%
Consumer Discretionary	10.4%
Real Estate	9.3%
Energy	7.8%
Materials	7.7%
Utilities	4.5%
Consumer Staples	3.5%
Cash & Other	8.7%
[21]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Small Cap Value Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class A
Trading Symbol	HRCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$55	1.00%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,682,538
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
[22]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HRCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$96	1.75%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.75%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,682,538
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
[23]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class I
Trading Symbol	HRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$39	0.70%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.70%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,682,538
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
[24]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest Capital Appreciation Fund
Class Name	Class R-6
Trading Symbol	HRCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest Capital Appreciation Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$33	0.60%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 478,682,538
Holdings Count | $ / shares	73
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$478,682,538
Number of Holdings	73

Portfolio Turnover	11%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	11.7%
NVIDIA Corp.	11.6%
Apple, Inc.	10.3%
Alphabet, Inc.	6.1%
Amazon.com, Inc.	5.6%
Meta Platforms, Inc.	5.3%
Eli Lilly & Co.	2.7%
Broadcom, Inc.	1.9%
Visa, Inc.	1.8%
Salesforce, Inc.	1.5%

Top Sectors*	(%)
Information Technology	50.6%
Communication Services	13.4%
Consumer Discretionary	10.2%
Health Care	9.4%
Financials	7.1%
Industrials	6.5%
Consumer Staples	2.8%
[25]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class A
Trading Symbol	EISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$66	1.25%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.25%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 425,719,590
Holdings Count | $ / shares	144
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Ten Countries	(%)
Japan	18.1%
United Kingdom	13.1%
Taiwan	8.6%
Canada	7.1%
France	6.8%
United States	4.8%
Hong Kong	4.7%
South Korea	4.6%
Germany	4.5%
Cash & Other	27.7%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
[26]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class C
Trading Symbol	EISDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$105	1.99%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.99%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 425,719,590
Holdings Count | $ / shares	144
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Ten Countries	(%)
Japan	18.1%
United Kingdom	13.1%
Taiwan	8.6%
Canada	7.1%
France	6.8%
United States	4.8%
Hong Kong	4.7%
South Korea	4.6%
Germany	4.5%
Cash & Other	27.7%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
[27]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class I
Trading Symbol	EISIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$50	0.95%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 425,719,590
Holdings Count | $ / shares	144
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
[28]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon ClariVest International Stock Fund
Class Name	Class R-6
Trading Symbol	EISVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon ClariVest International Stock Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 425,719,590
Holdings Count | $ / shares	144
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$425,719,590
Number of Holdings	144

Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
iShares MSCI India Exchange Traded Fund	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.5%
ASML Holding N.V.	2.2%
Novo Nordisk AS	2.2%
3i Group PLC	2.2%
Hyundai Motor Co.	1.8%
Samsung Electronics Co. Ltd.	1.5%
MediaTek, Inc.	1.4%
Trip.com Group Ltd.	1.4%
ITOCHU Corp.	1.4%

Top Sectors*	(%)
Financials	19.2%
Information Technology	18.7%
Industrials	14.4%
Consumer Discretionary	10.8%
Health Care	8.0%
Consumer Staples	4.8%
Materials	4.6%
Communication Services	4.4%
Energy	3.6%
Cash & Other	11.5%
[29]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class A
Trading Symbol	HRCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 577,204,080
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	4.9%
Broadcom, Inc.	4.6%
Chevron Corp.	3.9%
JPMorgan Chase & Co.	3.8%
Oracle Corp.	3.8%
The Goldman Sachs Group, Inc.	3.5%
Eaton Corp. PLC	3.2%
The PNC Financial Services Group, Inc.	3.0%
Texas Instruments, Inc.	2.9%
Merck & Co., Inc.	2.9%

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
[30]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class C
Trading Symbol	HIGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$88	1.71%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.71%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 577,204,080
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
[31]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class I
Trading Symbol	HIGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$37	0.72%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 577,204,080
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
[32]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Growth & Income Fund
Class Name	Class R-6
Trading Symbol	HIGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Growth & Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 577,204,080
Holdings Count | $ / shares	40
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$577,204,080
Number of Holdings	40

Portfolio Turnover	21%

Holdings [Text Block]

Top Sectors*	(%)
Information Technology	25.2%
Health Care	14.6%
Financials	12.4%
Industrials	11.4%
Consumer Discretionary	10.1%
Consumer Staples	8.0%
Energy	6.7%
Real Estate	3.6%
Utilities	2.7%
Cash & Other	5.3%
[33]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	HAGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$54	1.06%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.06%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,287,475,432
Holdings Count | $ / shares	84
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
[34]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	HAGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$88	1.74%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.74%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,287,475,432
Holdings Count | $ / shares	84
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
[35]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	HAGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,287,475,432
Holdings Count | $ / shares	84
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
[36]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Mid Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HRAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Mid Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 6,287,475,432
Holdings Count | $ / shares	84
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$6,287,475,432
Number of Holdings	84

Portfolio Turnover	27%

Holdings [Text Block]

Top 10 Issuers	(%)
Synopsys, Inc.	2.7%
Waste Connections, Inc.	2.4%
Westinghouse Air Brake Technologies Corp.	2.4%
Ross Stores, Inc.	2.2%
DexCom, Inc.	2.2%
Entegris, Inc.	2.1%
RB Global, Inc.	2.1%
Cencora, Inc.	2.0%
Baker Hughes Co.	1.9%
LPL Financial Holdings, Inc.	1.9%

Top Sectors*	(%)
Information Technology	22.8%
Industrials	20.4%
Health Care	15.6%
Consumer Discretionary	14.3%
Financials	10.7%
Energy	4.2%
Consumer Staples	3.6%
Communication Services	3.0%
Materials	2.5%
Cash & Other	2.9%
[37]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class A
Trading Symbol	HRSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$61	1.18%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 555,620,746
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
[38]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class C
Trading Symbol	HSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$97	1.88%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.88%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 555,620,746
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
[39]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class I
Trading Symbol	HSIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$46	0.88%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 555,620,746
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
[40]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Eagle Small Cap Growth Fund
Class Name	Class R-6
Trading Symbol	HSRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Eagle Small Cap Growth Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 555,620,746
Holdings Count | $ / shares	98
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$555,620,746
Number of Holdings	98

Portfolio Turnover	29%

Holdings [Text Block]

Top 10 Issuers	(%)
Viper Energy, Inc.	2.7%
PJT Partners, Inc.	2.5%
RB Global, Inc.	2.4%
Monday.com Ltd.	2.2%
MSA Safety, Inc.	2.1%
Onto Innovation, Inc.	2.1%
Summit Materials, Inc.	2.0%
Woodward, Inc.	2.0%
Quaker Chemical Corp.	1.9%
Landstar System, Inc.	1.8%

Top Sectors*	(%)
Health Care	22.5%
Information Technology	21.2%
Industrials	20.4%
Consumer Discretionary	11.0%
Financials	6.8%
Energy	6.3%
Materials	4.4%
Consumer Staples	3.7%
Real Estate	1.8%
Cash & Other	1.9%
[41]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class A
Trading Symbol	CSMEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$66	1.26%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.26%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,127,569,232
Holdings Count | $ / shares	126
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
[42]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class C
Trading Symbol	CSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$104	2.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	2.00%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,127,569,232
Holdings Count | $ / shares	126
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
[43]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class I
Trading Symbol	UMBMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$50	0.96%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,127,569,232
Holdings Count | $ / shares	126
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
[44]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Scout Mid Cap Fund
Class Name	Class R-6
Trading Symbol	CSMUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Mid Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$45	0.86%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 3,127,569,232
Holdings Count | $ / shares	126
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$3,127,569,232
Number of Holdings	126

Portfolio Turnover	41%

Holdings [Text Block]

Top 10 Issuers	(%)
Palantir Technologies, Inc.	2.4%
Edwards Lifesciences Corp.	2.2%
First Horizon Corp.	2.1%
Viper Energy, Inc.	2.1%
CenterPoint Energy, Inc.	1.9%
Casey’s General Stores, Inc.	1.9%
Quanta Services, Inc.	1.8%
Cboe Global Markets, Inc.	1.8%
Agree Realty Corp.	1.7%
Evercore, Inc.	1.7%

Top Sectors*	(%)
Industrials	19.6%
Financials	16.5%
Information Technology	12.2%
Consumer Discretionary	10.3%
Health Care	10.1%
Real Estate	6.7%
Utilities	5.4%
Materials	5.4%
Energy	5.1%
Cash & Other	8.7%
[45]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Scout Small Cap Fund
Class Name	Class A
Trading Symbol	CSSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$60	1.16%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 264,476,329
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
[46]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Scout Small Cap Fund
Class Name	Class C
Trading Symbol	CSSJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$98	1.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.90%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 264,476,329
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
[47]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Scout Small Cap Fund
Class Name	Class I
Trading Symbol	UMBHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 264,476,329
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
[48]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Scout Small Cap Fund
Class Name	Class R-6
Trading Symbol	CSSVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Scout Small Cap Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 264,476,329
Holdings Count | $ / shares	72
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$264,476,329
Number of Holdings	72

Portfolio Turnover	14%

Holdings [Text Block]

Top 10 Issuers	(%)
Applied Industrial Technologies, Inc.	2.8%
Dycom Industries, Inc.	2.7%
Credo Technology Group Holding Ltd.	2.7%
Fabrinet	2.5%
Impinj, Inc.	2.4%
LeMaitre Vascular, Inc.	2.4%
Vericel Corp.	2.3%
Installed Building Products, Inc.	2.3%
HealthEquity, Inc.	2.3%
Halozyme Therapeutics, Inc.	2.2%

Top Sectors*	(%)
Health Care	26.7%
Information Technology	24.2%
Industrials	18.0%
Consumer Discretionary	11.4%
Financials	6.9%
Materials	3.1%
Energy	2.7%
Consumer Staples	2.6%
Real Estate	2.2%
Cash & Other	2.2%
[49]
Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class A
Trading Symbol	BERGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$17*	0.94%
[50]
Expenses Paid, Amount	$ 17	[50]
Expense Ratio, Percent	0.94%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 273,323,303
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years

Holdings [Text Block]

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Security Type	(%)
U.S. Treasury Securities	63.2%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds	4.0%
Exchange Traded Funds	3.2%
Short-Term Investments	2.2%
Asset-Backed Securities	1.9%
Convertible Bonds	0.7%
Cash & Other	2.7%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class C
Trading Symbol	BERHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$30*	1.69%
[51]
Expenses Paid, Amount	$ 30	[51]
Expense Ratio, Percent	1.69%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 273,323,303
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years

Holdings [Text Block]

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Security Type	(%)
U.S. Treasury Securities	63.2%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds	4.0%
Exchange Traded Funds	3.2%
Short-Term Investments	2.2%
Asset-Backed Securities	1.9%
Convertible Bonds	0.7%
Cash & Other	2.7%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class I
Trading Symbol	BERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 273,323,303
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years

Holdings [Text Block]

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Real Income Fund
Class Name	Class R-6
Trading Symbol	BERSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Real Income Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$10*	0.54%
[52]
Expenses Paid, Amount	$ 10	[52]
Expense Ratio, Percent	0.54%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 273,323,303
Holdings Count | $ / shares	74
Investment Company Portfolio Turnover	76.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$273,323,303
Number of Holdings	74
Portfolio Turnover	76%

Effective Duration	4.5 years
Weighted Average Maturity	5.3 years

Holdings [Text Block]

Top 10 Issuers	(%)
U.S. Treasury Inflation Indexed Notes	54.7%
U.S. Treasury Inflation Indexed Bonds	8.5%
GS Mortgage-Backed Securities Trust	3.6%
JP Morgan Mortgage Trust	2.6%
U.S. Treasury Bill	2.2%
iShares Silver Trust	1.7%
Alamos Gold, Inc.	1.6%
SPDR Gold Shares	1.5%
Kinross Gold Corp.	1.3%
Oracle Corp.	1.1%

Security Type	(%)
U.S. Treasury Securities	63.2%
Common Stocks	13.8%
Commercial Mortgage-Backed Securities	8.3%
Corporate Bonds	4.0%
Exchange Traded Funds	3.2%
Short-Term Investments	2.2%
Asset-Backed Securities	1.9%
Convertible Bonds	0.7%
Cash & Other	2.7%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Real Income Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class A
Trading Symbol	CWFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$14*	0.79%
[53]
Expenses Paid, Amount	$ 14	[53]
Expense Ratio, Percent	0.79%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 251,054,976
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class C
Trading Symbol	CWFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$28*	1.54%
[54]
Expenses Paid, Amount	$ 28	[54]
Expense Ratio, Percent	1.54%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 251,054,976
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class I
Trading Symbol	CWFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$25	0.49%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 251,054,976
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Chartwell Short Duration High Yield Fund
Class Name	Class R-6
Trading Symbol	CWFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Chartwell Short Duration High Yield Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$7*	0.39%
[55]
Expenses Paid, Amount	$ 7	[55]
Expense Ratio, Percent	0.39%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 251,054,976
Holdings Count | $ / shares	66
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$251,054,976
Number of Holdings	66
Portfolio Turnover	32%

Effective Duration	1.8 years
Weighted Average Maturity	2.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Ford Motor Credit Co. LLC	2.6%
SLM Corp.	2.5%
Tenet Healthcare Corp.	2.5%
Starwood Property Trust, Inc.	2.5%
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.	2.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.5%
Fortress Transportation and Infrastructure Investors LLC	2.5%
Prime Security Services Borrower LLC/Prime Finance, Inc.	2.5%
HAT Holdings I LLC/HAT Holdings II LLC	2.5%
GGAM Finance Ltd.	2.5%

Security Type	(%)
Domestic Corporate Bonds	81.7%
Foreign Corporate Bonds	13.6%
Cash & Other	4.7%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Accountant Change Statement [Text Block]
On May 10, 2024, Cohen & Company, Ltd. (“Cohen”) ceased to serve as the independent registered public accounting firm for the Carillon Chartwell Short Duration High Yield Fund (the “Fund”), in connection with a decision by the Board of Trustees of Carillon Series Trust (“Trust”) to consolidate with a single independent registered public accounting firm the audit of all series of the Trust. During the Fund’s fiscal years ended December 31, 2022 and December 31, 2023, and the interim period ended June 30, 2024, there were no disagreements with Cohen or its predecessor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

Accountant Change Date	May 10, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class A
Trading Symbol	CRCBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 479,611,316
Holdings Count | $ / shares	217
Investment Company Portfolio Turnover	259.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class C
Trading Symbol	CRCDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$75	1.52%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.52%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 479,611,316
Holdings Count | $ / shares	217
Investment Company Portfolio Turnover	259.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class I
Trading Symbol	SCCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 479,611,316
Holdings Count | $ / shares	217
Investment Company Portfolio Turnover	259.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Bond Fund
Class Name	Class R-6
Trading Symbol	CRCUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 479,611,316
Holdings Count | $ / shares	217
Investment Company Portfolio Turnover	259.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$479,611,316
Number of Holdings	217
Portfolio Turnover	259%

Effective Duration	6.5 years
Weighted Average Maturity	9.6 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	32.2%
U.S. Treasury Bill	14.8%
U.S. Treasury Bonds	10.0%
JP Morgan Mortgage Trust	4.5%
Avis Budget Rental Car Funding AESOP LLC	3.5%
U.S. Treasury Notes	3.4%
U.S. Treasury Inflation Indexed Notes	2.8%
Flagstar Mortgage Trust	2.7%
Progress Residential Trust	2.2%
Nissan Auto Receivables Owner Trust	2.1%

Security Type	(%)
Agency Mortgage-Backed Securities	32.6%
Corporate Bonds	25.8%
Asset-Backed Securities	25.5%
U.S. Treasury Securities	16.2%
Commercial Mortgage-Backed Securities	15.5%
Short-Term Investments	14.8%
Cash & Other	-30.4%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class A
Trading Symbol	SCPDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,577,353,025
Holdings Count | $ / shares	214
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class C
Trading Symbol	SCPEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$77	1.55%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,577,353,025
Holdings Count | $ / shares	214
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class I
Trading Symbol	SCPZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$23	0.47%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,577,353,025
Holdings Count | $ / shares	214
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Core Plus Bond Fund
Class Name	Class R-6
Trading Symbol	SCPWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Core Plus Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,577,353,025
Holdings Count | $ / shares	214
Investment Company Portfolio Turnover	258.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,577,353,025
Number of Holdings	214
Portfolio Turnover	258%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	31.0%
U.S. Treasury Bill	14.3%
U.S. Treasury Bonds	10.2%
U.S. Treasury Notes	9.2%
JP Morgan Mortgage Trust	4.5%
U.S. Treasury Inflation Indexed Notes	2.8%
Avis Budget Rental Car Funding AESOP LLC	2.3%
Flagstar Mortgage Trust	2.2%
Progress Residential Trust	2.1%
Nissan Auto Receivables Owner Trust	2.0%

Security Type	(%)
Agency Mortgage-Backed Securities	31.0%
Asset-Backed Securities	23.5%
Corporate Bonds	23.1%
U.S. Treasury Securities	22.3%
Short-Term Investments	14.3%
Commercial Mortgage-Backed Securities	14.0%
Cash & Other (includes derivatives)	-28.2%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class A
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class A
Trading Symbol	SUBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,483,329,098
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class C
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class C
Trading Symbol	SUBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$81	1.62%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.62%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,483,329,098
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class I
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class I
Trading Symbol	SUBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$29	0.57%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,483,329,098
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/
Class R-6
Shareholder Report [Line Items]
Fund Name	Carillon Reams Unconstrained Bond Fund
Class Name	Class R-6
Trading Symbol	SUBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Carillon Reams Unconstrained Bond Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.carillontower.com/our-funds/fund-literature/. You can also request this information by contacting us at 800.421.4184.
Additional Information Phone Number	800.421.4184.
Additional Information Website	https://www.carillontower.com/our-funds/fund-literature/
Expenses [Text Block]
What were the Fund costs for the six month period ended June 30, 2024?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R-6	$24	0.48%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.48%
Updated Performance Information Location [Text Block]	Visit https://www.rjinvestmentmanagement.com/our-funds/fund-pricing-and-performance for recent performance information.
Net Assets	$ 1,483,329,098
Holdings Count | $ / shares	200
Investment Company Portfolio Turnover	296.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)

Net Assets	$1,483,329,098
Number of Holdings	200
Portfolio Turnover	296%

Effective Duration	5.0 years
Weighted Average Maturity	5.2 years

Holdings [Text Block]

Top 10 Issuers	(%)
Fannie Mae Pool	18.7%
U.S. Treasury Notes	15.4%
U.S. Treasury Bill	13.5%
U.S. Treasury Inflation Indexed Notes	7.8%
Secretaria Tesouro Nacional	4.6%
JP Morgan Mortgage Trust	4.1%
Avis Budget Rental Car Funding AESOP LLC	2.6%
GS Mortgage-Backed Securities Trust	2.2%
Citigroup Global Markets Holdings, Inc.	1.7%
Home Partners of America Trust	1.6%

Security Type	(%)
U.S. Treasury Securities	23.2%
Asset-Backed Securities	21.9%
Corporate Bonds	19.3%
Agency Mortgage-Backed Securities	18.7%
Short-Term Investments	13.5%
Commercial Mortgage-Backed Securities	12.6%
Foreign Government Debt Obligations	4.6%
Medium-Term Notes	1.7%
Cash & Other (includes derivatives)	-15.5%

Updated Prospectus Web Address	https://www.carillontower.com/our-funds/fund-literature/

[1]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[2]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[3]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[4]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[5]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[6]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[7]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[8]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[9]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[10]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[11]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[12]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[13]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[14]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[15]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[16]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[17]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[18]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[19]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[20]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[21]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[22]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[23]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[24]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[25]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[26]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

[27]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

[28]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

[29]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).

[30]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[31]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[32]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[33]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[34]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[35]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[36]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[37]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[38]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[39]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[40]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[41]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[42]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[43]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[44]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[45]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[46]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[47]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[48]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[49]
*	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

[50]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[51]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[52]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[53]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[54]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.

[55]
*	Expenses reflect the actual expenses paid on a $10,000 investment for the period from the inception of the share class on April 26, 2024 to June 30, 2024. Expenses for the full reporting period from January 1, 2024 to June 30, 2024 would have been higher.